Summary of significant accounting policies (FY)- Reconciliation Between Weighted Average Shares Used in Basic and Diluted Earnings Per Share Calculation (Details) - shares shares in Millions	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Accounting Policies [Abstract]
Weighted-average number of common shares outstanding during the period - basic	571.8		622.6		585.1		632.9		626.9		689.0		750.3
Outstanding stock options, stock-settled stock appreciation rights, restricted stock units and executive deferred compensation units	2.9	[1]	4.5	[1]	3.3	[1]	4.5	[1]	4.5	[2]	6.3	[2]	8.8	[2]
Weighted-average number of common shares outstanding during the period - diluted (shares)	574.7		627.1		588.4		637.4		631.4		695.3		759.1

[1]	Excludes equity award shares of 9.2 million and 8.6 million for the three months ended September 30, 2017 and 2016, respectively, and 9.2 million and 7.8 million for the nine months ended September 30, 2017 and 2016, respectively. These shares were excluded because the effect is anti-dilutive.
[2]	Excludes equity awards of 8.0 million, 2.4 million and 2.4 million for the years ended December 31, 2016, 2015 and 2014, respectively. These were excluded because the effect is anti-dilutive.